Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017
C.A.B Financial Services (CAB)	$ 36,000	$ 30,230
Related Party Transactions Schedule Of Related Party Transactions 1			$ 136,000
M&E Services Ltd. (M&E)	18,822	11,089
Related Party Transactions Schedule Of Related Party Transactions 2			120,000
Docherty Management Limited (Docherty Management)	35,292	70,166
Related Party Transactions Schedule Of Related Party Transactions 3			54,963
Company controlled by a director - consulting	12,000	12,000
Related Party Transactions Schedule Of Related Party Transactions 4			30,794
Related Party Transaction	$ 102,114	$ 123,485
Related Party Transactions Schedule Of Related Party Transactions 5			125,394
Related Party Transactions Schedule Of Related Party Transactions 6			117,213
Related Party Transactions Schedule Of Related Party Transactions 7			48,000
Related Party Transactions Schedule Of Related Party Transactions 8			8,000
Related Party Transactions Schedule Of Related Party Transactions 9			0
Related Party Transactions Schedule Of Related Party Transactions 10			44,767
Related Party Transactions Schedule Of Related Party Transactions 11			0
Related Party Transactions Schedule Of Related Party Transactions 12			18,000
Related Party Transactions Schedule Of Related Party Transactions 13			364,357
Related Party Transactions Schedule Of Related Party Transactions 14			$ 338,431